N-2 $ in Millions	May 28, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001534504
Amendment Flag	false
Securities Act File Number	001-35764
Document Type	8-K
Entity Registrant Name	PBF ENERGY INC.
Entity Address, Address Line One	One Sylvan Way, Second Floor
Entity Address, City or Town	Parsippany
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07054
City Area Code	973
Local Phone Number	455-7500
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]
Closing of 7.250% Senior Notes Offering
On May 28, 2026, PBF Holding Company LLC (“PBF Holding”), a subsidiary of PBF Energy Company LLC (“PBF LLC”), in turn a subsidiary of PBF Energy Inc. (“PBF Energy” and collectively with its consolidated subsidiaries including PBF LLC and PBF Holding, the “Company”) entered into an Indenture (the “Indenture”) among PBF Holding and PBF Holding’s wholly-owned subsidiary, PBF Finance Corporation (together with PBF Holding, the “Issuers”), the Guarantors named on the signature pages thereto, Wilmington Trust, National Association, as Trustee and Deutsche Bank Trust Company Americas, as Paying Agent, Registrar, Transfer Agent and Authenticating Agent, under which the Issuers issued $500.0 million in aggregate principal amount of 7.250% Senior Notes due 2034 (the “Notes”). The initial purchasers (the “Initial Purchasers”) in the offering purchased the Notes pursuant to a private placement transaction conducted under Rule 144A and Regulation S of the Securities Act of 1933, as amended. The Issuers received net proceeds of approximately $492.7 million from the offering after deducting the initial purchasers’ discount and estimated offering expenses. The Company intends to use the net proceeds and available cash to fund the redemption in full of the outstanding 6.00% senior unsecured notes due 2028.
The Notes are guaranteed by PBF Services Company LLC, PBF Investments LLC, Delaware City Refining Company LLC, PBF Power Marketing LLC, Paulsboro Refining Company LLC, Toledo Refining Company LLC, PBF International Inc., Chalmette Refining, L.L.C., Torrance Refining Company LLC, PBF Energy Western Region LLC and Martinez Refining Company LLC (each, a “Guarantor”). The Notes and guarantees are senior unsecured obligations and will rank equal in right of payment with all of the Issuers’ and the Guarantors’ existing and future senior indebtedness, including the Issuers’ and the Guarantors’ asset-based revolving credit facility (the “Revolving Credit Facility”) and the Issuers’ outstanding 7.875% senior unsecured notes due 2030 and 9.875% senior unsecured notes due 2030. The Notes and guarantees will rank senior in right of payment to the Issuers’ and the Guarantors’ existing and future indebtedness that is expressly subordinated in right of payment thereto. The Notes and guarantees are effectively subordinated to any of the Issuers’ and the Guarantors’ existing or future secured indebtedness (including the Revolving Credit Facility, as amended or restated from time to time) to the extent of the value of the collateral securing such indebtedness. The Notes and guarantees are structurally subordinated to any existing or future indebtedness and other obligations of the Issuers’ subsidiaries that do not guarantee the Notes.
The Notes pay interest semi-annually in cash in arrears on June 1 and December 1 of each year, beginning on December 1, 2026. The Notes will mature on June 1, 2034. The Indenture contains customary terms, events of default and covenants for an issuer of non-investment
grade debt securities. These covenants include limitations on the Issuers’ and its restricted subsidiaries’ ability to, among other things, incur additional indebtedness or issue certain preferred stock; make equity distributions, pay dividends on or repurchase capital stock or make other restricted payments; enter into transactions with affiliates; create liens; engage in mergers and consolidations or otherwise sell all or substantially all of the Issuers’ assets; designate subsidiaries as unrestricted subsidiaries; make certain investments; and limit the ability of restricted subsidiaries to make payments to PBF Holding. These covenants are subject to a number of important exceptions and qualifications. Many of these covenants will cease to apply or will be modified following a covenant termination event, including when the Notes are rated investment grade.
At any time prior to June 1, 2029, the Issuers may, at their option, on any one or more occasions redeem up to 40% of the aggregate principal amount of the Notes in an amount not greater than the net cash proceeds of certain equity offerings at a redemption price equal to 107.250% of the principal amount of the Notes, plus any accrued and unpaid interest to the date of redemption; provided that at least 60% of the aggregate principal amount of Notes originally issued under this Indenture remains outstanding immediately after the occurrence of each such redemption. On or after June 1, 2029, the Issuers may redeem all or part of the Notes, in each case at the redemption prices described in the Indenture, together with any accrued and unpaid interest to the date of redemption. In addition, prior to June 1, 2029, the Issuers may redeem all or part of the Notes at a “make-whole” redemption price described in the Indenture, together with any accrued and unpaid interest to the date of redemption.
Upon a change of control that results in a ratings decline, the Issuers will be required to make an offer to purchase the Notes at a purchase price of 101% of the principal amount of the Notes on the date of purchase plus accrued interest. Prior to a covenant termination event, in connection with certain asset dispositions, the Issuers may be required to use the net cash proceeds of the asset dispositions (subject to a right to reinvest such net cash proceeds) to make an offer to purchase the Notes at 100% of the principal amount, together with any accrued and unpaid interest to the date of purchase.
The Issuers may issue additional Notes from time to time pursuant to the Indenture.
The foregoing description is not complete and is subject to and qualified in its entirety by reference to the full text of the Indenture and the form of Notes, which are filed as Exhibits 4.1 and 4.2 respectively, to this Current Report on Form
8-K
and incorporated herein by reference.

Long Term Debt, Principal	$ 500.0
Long Term Debt, Dividends and Covenants [Text Block]	Upon a change of control that results in a ratings decline, the Issuers will be required to make an offer to purchase the Notes at a purchase price of 101% of the principal amount of the Notes on the date of purchase plus accrued interest. Prior to a covenant termination event, in connection with certain asset dispositions, the Issuers may be required to use the net cash proceeds of the asset dispositions (subject to a right to reinvest such net cash proceeds) to make an offer to purchase the Notes at 100% of the principal amount, together with any accrued and unpaid interest to the date of purchase